UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Act II Management, L.P.
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Address:    444 Madison Avenue 17th Floor
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            New York, New York 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-12306
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Dennis H. Leibowitz
           --------------------------------------------------
Title:       Principal
           --------------------------------------------------
Phone:       212-247-2990
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Dennis H. Leibowitz             New York, New York      February 14, 2008
-----------------------------      -------------------      ----------------
[Signature]                        [City, State]             [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          25
                                               -------------

Form 13F Information Table Value Total:         $192,471
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No. 13F File Number Name

NONE

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                                               Form 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
------------------------------ ---------------- ----------- --------- --------- ---- ----- ----------- --------- ------ ------ -----
                                                              VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS      CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE  SHARED NONE
------------------------------ ---------------- ----------- --------- --------- ---- ----- ----------- --------- ------ ------ ----
AT&T INC                        COM              00206R102    6,130    147,500  SH            SOLE               147,500
CENTENNIAL COMMUNCTNS CORP N    CL A NEW         15133V208    7,897    850,000  SH            SOLE               850,000
CLEAR CHANNEL COMMUNICATIONS    COM              184502102   13,808    400,000  SH            SOLE               400,000
DG FASTCHANNEL INC              COM              23326R109   11,037    430,470  SH            SOLE               430,470
DIRECTV GROUP INC               COM              25459L106    9,826    425,000  SH            SOLE               425,000
EARTHLINK INC                   COM              270321102    6,010    850,000  SH            SOLE               850,000
EQUINIX INC                     COM NEW          29444U502   11,168    110,500  SH            SOLE               110,500
FOCUS MEDIA HLDG LTD            SPONSORED ADR    34415V109   14,822    260,900  SH            SOLE               260,900
GOOGLE INC                      CALL             38259P908   19,361     28,000  SH   CALL     SOLE                28,000
GSI COMMERCE INC                COM              36238G102    2,745    140,776  SH            SOLE               140,776
LIBERTY GLOBAL INC              COM SER C        530555309    6,162    168,398  SH            SOLE               168,398
LIBERTY GLOBAL INC              COM SER A        530555101    1,842     47,002  SH            SOLE                47,002
MCCLATCHY CO                    CL A             579489105    2,217    177,100  SH            SOLE               177,100
NEXSTAR BROADCASTING GROUP I    CL A             65336K103    5,355    585,924  SH            SOLE               585,924
NII HLDGS INC                   CL B NEW         62913F201    4,784     99,000  SH            SOLE                99,000
RURAL CELLULAR CORP             CL A             781904107   10,053    228,009  SH            SOLE               228,009
TIME WARNER INC                 COM              887317105    7,595    460,000  SH            SOLE               460,000
TIME WARNER TELECOM INC         CL A             887319101   13,913    685,700  SH            SOLE               685,700
VALUECLICK INC                  COM              92046N102    8,065    368,281  SH            SOLE               368,281
VALUECLICK INC                  COM              92046N102    4,380    200,000  SH   PUT      SOLE               200,000
CLEAR CHANNEL COMMUNICATIONS    COM              184502102   13,894    402,500  SH   PUT      SOLE               402,500
NII HLDGS INC                   CL B NEW         62913F201    6,040    125,000  SH   CALL     SOLE               125,000
NII HLDGS INC                   CL B NEW         62913F201    3,624     75,000  SH   CALL     SOLE                75,000
AIRMEDIA GROUP INC              SPONSORED ADR    009411109       45      2,000  SH   CALL     SOLE                 2,000
ECHOSTAR COMMUNICATIONS         CL A             278762109    1,698     50,000  SH   CALL     SOLE                50,000

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